Shareholders' Equity (Details) - USD ($)							6 Months Ended
		Sep. 03, 2025	Dec. 06, 2024	Sep. 27, 2024	Jul. 15, 2024	Aug. 07, 2020	Mar. 31, 2026	Mar. 31, 2025	Feb. 13, 2026	Sep. 30, 2025	Mar. 24, 2025	Nov. 12, 2024	Sep. 30, 2024	Jul. 27, 2023	Jul. 03, 2023	Dec. 11, 2019
Shareholders’ Equity [Line Items]
Outstanding ordinary shares ratio							outstanding ordinary shares at a ratio of 320-for-1 share
Share issued after the split							16,000,000
Share outstanding after the split							16,000,000
Number of ordinary shares							1
Warrant exercised
Reserve is equal percentage							50.00%
PRC statutory (in Dollars)							$ 2,439,535			$ 2,439,535
Total restricted net assets (in Dollars)							$ 34,476,310			$ 32,495,275
Underwriter Warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)			$ 32				$ 495
Ordinary shares sold							6.00%
Warrants term							5 years
common warrants to purchase ordinary shares			18,750,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issuance								468,750
Outstanding shares							563,338	563,338		563,338			42,880
Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars)				$ 140,625,000							$ 140,625,000	$ 140,625,000
Preferred shares authorized											1,250,000
Consolidated shares				15											10
Par value per share (in Dollars per share)											$ 0.28125
Paid-up capital (in Dollars)		$ 11.24999
Increased Authorized Share Capital and Share Consolidation [Member] | Cede & Co [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		559,868
Ordinary shares par value (in Dollars per share)		$ 0.00001
Increased Authorized Share Capital and Share Consolidation [Member] | Christopher Lin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Ordinary shares par value (in Dollars per share)		$ 0.00001
Increased Authorized Share Capital and Share Consolidation [Member] | Michael Olson [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Ordinary shares par value (in Dollars per share)		$ 0.00001
Increased Authorized Share Capital and Share Consolidation [Member] | Daniel J Sleiman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Ordinary shares par value (in Dollars per share)		$ 0.00001
Increased Authorized Share Capital and Share Consolidation [Member] | Sununion Holding Group Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		3,467
Ordinary shares par value (in Dollars per share)		$ 0.00001
Increased Authorized Share Capital and Share Consolidation [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized														16,666,666.6666
Preferred shares par value (in Dollars per share)														$ 0.01875
Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares											11,250,000	450,000,000
Ordinary shares par value (in Dollars per share)											$ 11.25	$ 0.28125
Consolidated shares											40
Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares divided				6,750,000,000
Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized				750,000,000								50,000,000
Preferred shares par value (in Dollars per share)												$ 0.28125
Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized														100,000,000
Preferred shares par value (in Dollars per share)														$ 0.003125
Increased Authorized Share Capital and Share Consolidation [Member] | Capital Reduction [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		0.00001
Preferred shares par value (in Dollars per share)		$ 11.25
Unissued Ordinary Share		12,020,495,313,338
unissued Preferred Shares		1,250,000
Increased Authorized Share Capital and Share Consolidation [Member] | Capital Reduction [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 11.25
Increased Authorized Share Capital and Share Consolidation [Member] | Sub -Division [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		12,022,495,313,338
Ordinary shares par value (in Dollars per share)		$ 0.00001
Share capital (in Dollars)		$ 134,287,453.13338
Preferred shares authorized		1,250,000
Preferred shares par value (in Dollars per share)		$ 11.25
Unissued Ordinary Share		1,125,000
Increased Authorized Share Capital and Share Consolidation [Member] | Sub -Division [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 11.25
Increased Authorized Share Capital and Share Consolidation [Member] | New Share Classes [Member]
Shareholders’ Equity [Line Items]
Voting rights		100
Purchase Agreement [Member] | Underwriter Warrants [Member]
Shareholders’ Equity [Line Items]
Purchase of warrants			18,750,000
IPO [Member] | Underwriter Warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)							$ 0.001
Underwriter Warrants [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchase to warrant							300,000
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory surplus percentage							10.00%
Capital Alteration [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		2,000,000,000
Ordinary shares par value (in Dollars per share)		$ 0.00001
Share capital (in Dollars)		$ 20,000
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Preferred shares par value (in Dollars per share)											$ 11.25
Consolidated shares												15
Net proceeds (in Dollars)					$ 24,625,000
Par value per share (in Dollars per share)												$ 0.01875
Share capital into ordinary shares											1	1
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Share issuance					20,000,000
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares				150,000,000
Ordinary shares par value (in Dollars per share)				$ 0.01875			$ 0.003125				$ 11.25
Share capital (in Dollars)				$ 3,125,000
Offering price per share (in Dollars per share)					$ 1.25
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares														150,000,000
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.01875
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares par value (in Dollars per share)				$ 0.01875
Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)														$ 0.01875
Shareholders [Member] | IPO [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.01875
Gross proceed (in Dollars)					$ 25,000,000
Universe INC [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares						100,000,000										50,000
Ordinary shares par value (in Dollars per share)						$ 0.003125										$ 1
Ordinary shares, shares issued						16,000,000										50,000
Original issued shares						50,000
Original shares par value (in Dollars per share)						$ 1
Share issuance							16,000,000
Minimum [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)															$ 0.003125
Share capital (in Dollars)															$ 312,500
Preferred shares par value (in Dollars per share)															$ 0.003125
Minimum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)														$ 0.01875
Ordinary shares, shares issued														3,625,000
Outstanding shares														3,625,000
Minimum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares															90,000,000
Minimum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized															10,000,000
Minimum [Member] | Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized				16,666,666.6666
Preferred shares par value (in Dollars per share)				$ 0.01875
Maximum [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares															900,000,000
Share capital (in Dollars)															$ 3,125,000
Maximum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares														900,000,000
Ordinary shares par value (in Dollars per share)														$ 0.003125
Maximum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)															$ 0.003125
Preferred shares authorized															100,000,000
Preferred shares par value (in Dollars per share)															$ 0.003125
Maximum [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)														$ 0.003125
Ordinary shares, shares issued														21,750,000
Outstanding shares														21,750,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	[1]						1,800,000,000			2,000,000,000
Ordinary shares par value (in Dollars per share)	[1]						$ 0.00001			$ 11.25
Ordinary shares, shares issued	[1]						563,338			563,338
Outstanding shares	[1]						563,338			563,338
Class A Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars)		$ 18,000							$ 20,000
Class A Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Cede & Co [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		559,868
Class A Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Christopher Lin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Class A Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Michael Olson [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Class A Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Nasdaq Capital Market [Member]
Shareholders’ Equity [Line Items]
Ordinary shares									1,800,000,000
Ordinary shares par value (in Dollars per share)									$ 0.00001
Class A Ordinary Shares [Member] | Capital Alteration [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1,800,000,000
Ordinary shares par value (in Dollars per share)		$ 0.00001
Class A Ordinary Shares [Member] | Capital Alteration [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Daniel J Sleiman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		1
Class A Ordinary Shares [Member] | Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							563,338
Outstanding shares							563,338
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares							200,000,000
Ordinary shares par value (in Dollars per share)							$ 0.00001			$ 0.00001
Ordinary shares, shares issued
Outstanding shares
Class B Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars)		$ 2,000
Class B Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Sununion Holding Group Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		3,467
Class B Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | Nasdaq Capital Market [Member]
Shareholders’ Equity [Line Items]
Ordinary shares									200,000,000
Ordinary shares par value (in Dollars per share)									$ 0.00001
Class B Ordinary Shares [Member] | Increased Authorized Share Capital and Share Consolidation [Member] | New Share Classes [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Class B Ordinary Shares [Member] | Capital Alteration [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		200,000,000
Ordinary shares par value (in Dollars per share)		$ 0.00001
Class B Ordinary Shares [Member] | Shareholders [Member] | Increased Authorized Share Capital and Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued
Outstanding shares

[1]	The dual-class share structure became effective on February 13, 2026.